GOVERNMENT PARTICIPATION (Tables)	12 Months Ended
Mar. 31, 2026
Government Grants [Abstract]
Disclosure of detailed Information about government participation	Government contributions were recognized as follows:

	2026	2025
Credited to non-financial assets	$6.5	$21.4
Credited to income	11.5	34.3
	$18.0	$55.7